Inventory (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory
Finished goods	$ 94,101	$ 50,469	$ 14,950
Raw materials	202,123	274,188	215,247
Inventory, net	312,484	324,657	$ 230,197
WIP	983	0
Inventory in transit (*)	$ 15,277	$ 0